Investment properties - Narrative (Details)				12 Months Ended
	Aug. 05, 2025 USD ($) ft²	Apr. 07, 2025 USD ($)	Jan. 24, 2024 USD ($) ft²	Dec. 31, 2025 USD ($) investmentProperty	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 22, 2016 investmentProperty
Disclosure of detailed information about investment property [line items]
Additions paid					$ 12,756,715	$ 11,460,410	$ 15,884,322
Sale of investment properties				$ 5,500,000	5,070,000	42,057,500
Disposal of investment properties				5,100,000	2,452,767	42,519,100
Investment properties				$ 4,129,443,925	3,696,768,269	3,212,164,164	$ 2,738,465,276
Number of investment properties | investmentProperty				20				47
Collateral Pledged
Disclosure of detailed information about investment property [line items]
Investment properties				$ 264,320,000
Chihuahua
Disclosure of detailed information about investment property [line items]
Disposals, investment property, square feet (in square feet) | ft²	135,310
Sale of investment properties	$ 5,500,000
Costs associated with sale of investment property	5,100,000
Gains on disposals of investment properties	$ 400,000
Baja California
Disclosure of detailed information about investment property [line items]
Costs associated with sale of investment property		$ 409,945
Queretaro Aerospace Park
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)				39 years
Querétaro Aerospace Park - Airport Concessions
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)				32 years
Nissan the Douki Seisan Park
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)				38 years
Land Reserves And New Buildings
Disclosure of detailed information about investment property [line items]
Additions not paid				$ 53,562,589	13,271,401	$ 19,510,889
Land Reserves And New Buildings | Aguascalientes and Tijuana
Disclosure of detailed information about investment property [line items]
Investment properties					42,519,100
Losses on disposals of investment properties					$ 461,600
Land reserves | Querétaro
Disclosure of detailed information about investment property [line items]
Disposals, investment property, square feet (in square feet) | ft²			64,583
Sale of investment properties			$ 780,000
Costs associated with sale of investment property			530,000
Gains on disposals of investment properties			$ 250,000
Land reserves | Aguascalientes
Disclosure of detailed information about investment property [line items]
Disposals, investment property, square feet (in square feet) | ft²			699,654
Sale of investment properties			$ 4,290,000
Costs associated with sale of investment property			1,922,767
Gains on disposals of investment properties			$ 2,367,233
Number of square feet | ft²					914,932
Disposal of investment properties					$ 5,057,500
Buildings | Tijuana
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²					313,410
Disposal of investment properties					$ 37,000,000